Income Taxes - Reconciliation of income tax expense at the statutory rate to actual income tax expense (Details 1) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Computed at the statutory rate (34%)									$ 1,406,093	$ 1,391,670
Increase (decrease) resulting from
Tax exempt interest									(445,584)	(454,067)
State income taxes, net									184,535	188,690
Increase in cash surrender value									(58,651)	(59,646)
Other									1,265	378
Actual tax expense	$ 233,278	$ 267,287	$ 277,732	$ 309,361	$ 218,785	$ 230,247	$ 327,139	$ 290,854	$ 1,087,658	$ 1,067,025
Tax expense as a percentage of pre-tax income									26.30%	26.07%